Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets [Line Items]
Impairment of goodwill	¥ 7,792
Intangible assets subject to amortization acquired during the period	455,843	171,650
Weighted average amortization periods of intangible assets subject to amortization, years		5 years
Intangible assets not subject to amortization acquired	289	50
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	312	3,378	30,986
Integrated Retail Banking Business Group [Member] | Contractual Rights [Member]
Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value			8,334
Integrated Trust Assets Business Group [Member]
Intangible Assets [Line Items]
Impairment of goodwill	7,792
Software [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period	225,108	163,748
Weighted average amortization periods of intangible assets subject to amortization, years	5 years
Core Deposit Intangibles [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period	61,629
Weighted average amortization periods of intangible assets subject to amortization, years	11 years
Customer Relationships [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period	145,936
Weighted average amortization periods of intangible assets subject to amortization, years	13 years
Customer Relationships [Member] | Integrated Trust Assets Business Group [Member]
Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value			18,554
Trade Names [Member]
Intangible Assets [Line Items]
Intangible assets subject to amortization acquired during the period	¥ 18,083
Weighted average amortization periods of intangible assets subject to amortization, years	22 years